Foreign currency assets and liabilities (Details) $ in Millions		Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Assets
Total assets		$ 209,533	$ 209,533
Liabilities
Total liabilities		459,077	8,685
Trade and Other Payables [Member]
Liabilities
Total liabilities		30,928	35,129
Borrowings [Member]
Liabilities
Total liabilities		418,807	477,432
Trade and Other Receivables [Member
Assets
Total assets		74,893	62,888
Derivative Financial Instruments [Member] | USD
Liabilities
Amount	[1],[2]	$ 4
Exchange rate	[2],[3]	70.46
Derivative Financial Liabilities	[2]	$ 288	(96)
Derivative Financial Instruments [Member] | USD | Trade and Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 208
Exchange rate	[2],[3]	70.46
Derivative Financial Liabilities	[2]	$ 14,687	11,272
Derivative Financial Instruments [Member] | USD | Borrowings [Member]
Liabilities
Amount	[1],[2]	$ 1,308
Exchange rate	[2],[3]	70.46
Derivative Financial Liabilities	[2]	$ 92,189	79,458
Derivative Financial Instruments [Member] | Euros | Trade and Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 3
Exchange rate	[2],[3]	87.36
Derivative Financial Liabilities	[2]	$ 305	51
Derivative Financial Instruments [Member] | Trade and other receivable [Member] | USD
Assets
Amount	[1],[2]	$ 66
Exchange rate	[2],[3]	70.26
Derivative Financial Assets	[2]	$ 4,617	4,584
Derivative Financial Instruments [Member] | Trade and Other Receivables [Member | Euros
Assets
Amount	[1],[2]	$ 11
Exchange rate	[2],[3]	78.87
Derivative Financial Assets	[2]	$ 880	196
Derivative Financial Instruments [Member] | Trade and other receivable with related parties [member]Trade and other receivable with related parties [member] | USD
Assets
Amount	[1],[2]	$ 4
Exchange rate	[2],[3]	70.26
Derivative Financial Assets	[2]	$ 299	217
Derivative Financial Instruments [Member] | Investments In Financial Assets [member] | USD
Assets
Amount	[1],[2]	$ 55
Exchange rate	[2],[3]	70.26
Derivative Financial Assets	[2]	$ 3,870	5,428
Derivative Financial Instruments [Member] | Investments In Financial Assets [member] | Pounds
Assets
Amount	[1],[2]	$ 1
Exchange rate	[2],[3]	86.90
Derivative Financial Assets	[2]	$ 78	69
Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member] | USD
Assets
Amount	[1],[2]	$ 1
Exchange rate	[2],[3]	70.26
Derivative Financial Assets	[2]	$ 82	61
Derivative Financial Instruments [Member] | Cash and cash equivalents [member] | USD
Assets
Amount	[1],[2]	$ 221
Exchange rate	[2],[3]	70.26
Derivative Financial Assets	[2]	$ 15,542	17,064
Derivative Financial Instruments [Member] | Cash and cash equivalents [member] | Euros
Assets
Amount	[1],[2]	$ 20
Exchange rate	[2],[3]	78.87
Derivative Financial Assets	[2]	$ 1,549	103
Total [Member]
Assets
Total trade and other receivables	[2]	5,796	4,997
Total investments in financial assets	[2]	3,948	5,497
Total derivative financial instruments	[2]	82	61
Total cash and cash equivalents	[2]	17,091	17,168
Total assets	[2]	26,917	27,723
Liabilities
Total trade and other payables	[2]	14,992	11,323
Total borrowings	[2]	92,189	79,458
Total derivative financial instruments	[2]	288	(96)
Total liabilities	[2]	$ 107,469	$ 90,877

[1]	Considering foreign currencies those that differ from each Group's functional currency at each year-end.
[2]	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 15).
[3]	Exchange rate as of June 30 of each year according to Banco Nacion Argentina records.